Valuation and Qualifying Accounts	9 Months Ended
Sep. 30, 2011
Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

Diversey Holdings, Inc.

(Dollars in Thousands)

	Balance at Beginning of Year	Charges to Costs and Expenses	Charges to Other Accounts (1)	Deductions (2)	Balance at End of Year
Allowance for Doubtful Accounts
Fiscal Year Ended December 31, 2010	$20,645	$5,707	$(1,813)	$(4,651)	$19,888
Fiscal Year Ended December 31, 2009	20,487	8,684	1,788	(10,314)	20,645
Fiscal Year Ended December 31, 2008	25,646	7,388	(4,570)	(7,977)	20,487

Tax Valuation Allowance
Fiscal Year Ended December 31, 2010	350,217	49,048	2,691	(19,540)	382,416
Fiscal Year Ended December 31, 2009	335,452	53,044	19,133	(57,412)	350,217
Fiscal Year Ended December 31, 2008	295,376	72,656	15,741	(48,321)	335,452

(1)	Includes the effects of changes in currency translation and business acquisitions

(2)	Represents amounts written off from the allowance for doubtful accounts, net of recoveries, or the release of tax valuation allowances in jurisdictions where a change in facts and circumstances lead to the usage or a change in judgment relating to the usa